Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb 22, 2013
Document Effective Date	Feb 22, 2013
Prospectus Date	Feb 28, 2013

New Path Tactical Allocation Fund | New Path Tactical Allocation Fund
New Path Tactical Allocation Fund
New Path Tactical Allocation Fund (the “Fund”) Supplement dated February 28, 2013 to: Prospectus and Statement of Additional Information (“SAI”) for the Fund dated February 28, 2013.
During the period from February 28, 2013 to April 29, 2013, the investment objective of Fund will be to seek capital appreciation and income.

The Fund’s Prospectus states that Shareholders will receive a 60 day notice of any changes in the Fund’s investment objective.  Accordingly, this Supplement serves as such notice.  On April 30, 2013, this Supplement will be removed from the Prospectus and SAI and the Fund’s investment objective will be to seek total return, as disclosed in the Prospectus and SAI dated February 28, 2013.

Label	Element	Value
New Path Tactical Allocation Fund | New Path Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001511699_SupplementTextBlock	New Path Tactical Allocation Fund (the “Fund”) Supplement dated February 28, 2013 to: Prospectus and Statement of Additional Information (“SAI”) for the Fund dated February 28, 2013.
Risk/Return [Heading]	rr_RiskReturnHeading	New Path Tactical Allocation Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
During the period from February 28, 2013 to April 29, 2013, the investment objective of Fund will be to seek capital appreciation and income.

The Fund’s Prospectus states that Shareholders will receive a 60 day notice of any changes in the Fund’s investment objective.  Accordingly, this Supplement serves as such notice.  On April 30, 2013, this Supplement will be removed from the Prospectus and SAI and the Fund’s investment objective will be to seek total return, as disclosed in the Prospectus and SAI dated February 28, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013